Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2021
Pensions and other post-employment benefits
Schedule of defined benefit plans

	2021				2020
	Defined			Net defined	Defined			Net defined
	benefit	Fair value	Effects of	benefit	benefit	Fair value	Effects of	benefit
EURm	obligation	of plan assets	asset ceiling	balance	obligation	of plan assets	asset ceiling	balance
United States	(16 907)	21 746	–	4 839	(17 379)	20 328	(1 125)	1 824
Germany	(2 630)	1 295	–	(1 335)	(2 847)	1 244	–	(1 603)
United Kingdom	(1 235)	1 652	–	417	(1 231)	1 716	–	485
Other	(1 932)	2 435	(92)	411	(2 044)	2 400	(70)	286
Total	(22 704)	27 128	(92)	4 332	(23 501)	25 688	(1 195)	992

Schedule of movements in the defined benefit obligation

	2021				2020
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of 1 January	(15 340)	(2 039)	(6 122)	(23 501)	(16 449)	(2 325)	(6 006)	(24 780)
Current service cost	(106)	–	(90)	(196)	(118)	–	(93)	(211)
Interest expense	(308)	(41)	(61)	(410)	(375)	(54)	(83)	(512)
Past service cost(1)	(5)	–	22	17	(55)	89	29	63
Settlements	–	–	38	38	–	–	10	10
Total	(419)	(41)	(91)	(551)	(548)	35	(137)	(650)
Remeasurements:
(Loss)/gain from change in demographic assumptions	(7)	6	(12)	(13)	202	20	66	288
Gain/(loss) from change in financial assumptions	640	82	267	989	(1 427)	(203)	(377)	(2 007)
Experience gain/(loss)	75	(1)	(44)	30	30	85	(15)	100
Total	708	87	211	1 006	(1 195)	(98)	(326)	(1 619)
Translation differences	(1 184)	(157)	(135)	(1 476)	1 451	196	125	1 772
Contributions from plan participants	–	(71)	(27)	(98)	–	(92)	(29)	(121)
Benefits paid	1 343	219	240	1 802	1 401	260	245	1 906
Other	–	(13)	127	114	–	(15)	6	(9)
Total	159	(22)	205	342	2 852	349	347	3 548
As of 31 December	(14 892)	(2 015)	(5 797)	(22 704)	(15 340)	(2 039)	(6 122)	(23 501)

(1)   Consists primarily of gain on plan amendment in France in 2021. In 2020, these values consist of curtailment due to global restructuring, special termination benefits for certain US employees and extension of US retiree healthcare benefits related to US union negotiations for formerly represented employees.

Present value of obligations includes EUR 16 788 million (EUR 16 959 million in 2020) of wholly funded obligations, EUR 4 723 million (EUR 5 412 million in 2020) of partly funded obligations and EUR 1 193 million (EUR 1 130 million in 2020) of unfunded obligations.

The movements in the fair value of plan assets for the years ended 31 December:

	2021				2020
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of 1 January	19 869	459	5 360	25 688	20 560	464	5 273	26 297
Interest income	411	12	56	479	480	8	77	565
Administrative expenses and interest on asset ceiling	(16)	–	(5)	(21)	(19)	–	(7)	(26)
Settlements	–	–	(42)	(42)	–	–	(15)	(15)
Total	395	12	9	416	461	8	55	524
Remeasurements:
Return on plan assets, excluding amounts included in interest income	760	47	46	853	2 227	16	233	2 476
Total	760	47	46	853	2 227	16	233	2 476
Translation differences	1 625	50	159	1 834	(1 832)	(41)	(139)	(2 012)
Contributions:
Employers	25	(6)	60	79	26	6	67	99
Plan participants	–	71	27	98	–	92	29	121
Benefits paid	(1 343)	(219)	(147)	(1 709)	(1 401)	(260)	(152)	(1 813)
Section 420 Transfer(1)	(348)	348	–	–	(160)	160	–	–
Other	4	(3)	(131)	(130)	(12)	14	(6)	(4)
Total	(37)	241	(33)	171	(3 379)	(29)	(201)	(3 609)
As of 31 December	20 987	759	5 382	27 128	19 869	459	5 360	25 688

(1)  Section 420 Transfer. Refer to Future cash flows section below.

The movements in the impact of the asset ceiling limitation for the years ended 31 December:

	2021				2020
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of 1 January	(1 125)	–	(70)	(1 195)	(975)	–	(55)	(1 030)
Interest expense	(22)	–	–	(22)	(27)	–	–	(27)
Remeasurements:
Change in asset ceiling, excluding amounts included in interest expense	1 198	–	(17)	1 181	(216)	–	(17)	(233)
Translation differences	(51)	–	(5)	(56)	93	–	2	95
As of 31 December	–	–	(92)	(92)	(1 125)	–	(70)	(1 195)

Schedule of net balances

	2021				2020
	United States	United States	Other		United States	United States	Other
EURm	pension	Opeb	pension	Total	pension	Opeb	pension	Total
As of 31 December	6 095	(1 256)	(507)	4 332	3 404	(1 580)	(832)	992
Consisting of:
Net Pension Assets	6 422	–	1 318	7 740	3 738	–	1 300	5 038
Net Pension Liabilities	(327)	(1 256)	(1 825)	(3 408)	(334)	(1 580)	(2 132)	(4 046)

Schedule of recognized in the income statement

EURm	2021	2020	2019
Current service cost(1)	196	211	153
Past service cost(1)	(17)	(63)	(140)
Net Interest(2)	(26)	–	9
Settlements(1)	4	5	9
Total	157	153	31

(1)   Included in operating expenses within the consolidated income statement.

(2)   Included in financial expenses within the consolidated income statement.

Schedule of recognized in comprehensive income

EURm	2021	2020	2019
Return on plan assets, excluding amounts included in interest income	853	2 476	2 291
(Loss)/gain from change in demographic assumptions	(13)	288	813
Gain/(loss) from change in financial assumptions	989	(2 007)	(2 391)
Experience gain	30	100	71
Change in asset ceiling, excluding amounts included in interest expense	1 181	(233)	(370)
Total	3 040	624	414

Schedule of actuarial assumptions

	2021	2020	2021
	Discount rate %		Mortality table
United States	2.4	1.9	Pri–2012 w/MP–2020 mortality projection scale
Germany	0.9	0.4	Heubeck 2018G
United Kingdom(1)	1.9	1.3	CMI 2020
Total weighted average for all countries	2.2	1.7

(1)   Tables are adjusted with 1.5% long-term rate of improvement.

The principal actuarial weighted average assumptions used for determining the defined benefit obligation:

%	2021	2020
Discount rate for determining present values	2.2	1.7
Annual rate of increase in future compensation levels	2.0	1.9
Pension growth rate	0.4	0.3
Inflation rate	1.8	1.8
Healthcare costs trend rate assumed for next year(1)	8.6	4.9
Healthcare cost trend rate assumed for next year (excluding post-employment dental benefits)(1)	8.9	5.0
Terminal growth rate(1)	4.4	4.4
Year that the rate reaches the terminal growth value(1)	2029	2028
Weighted average duration of defined benefit obligations	10 yrs	11 yrs

(1) Actuarial assumptions used for determining the defined benefit obligation - United States.

Schedule of sensitivity analysis

The sensitivity of the defined benefit obligation to changes in the principal assumptions:

		Increase in assumption(1)	Decrease in assumption(1)
	Change in assumption	EURm	EURm
Discount rate for determining present values	1.0%	2 047	(2 480)
Annual rate of increase in future compensation levels	1.0%	(121)	103
Pension growth rate	1.0%	(468)	406
Inflation rate	1.0%	(530)	448
Healthcare cost trend rate	1.0%	(17)	15
Life expectancy	1 year	(998)	932

(1)   Positive movement indicates a reduction in the defined benefit obligation; a negative movement indicates an increase in the defined benefit obligation.

Schedule of Investment strategies

	2021				2020
EURm	Quoted	Unquoted	Total	%	Quoted	Unquoted	Total	%
Equity securities	1 359	–	1 359	5	1 198	110	1 308	5
Fixed income securities	18 732	164	18 896	70	18 666	139	18 805	73
Insurance contracts	–	981	981	4	–	793	793	3
Real estate	–	1 224	1 224	4	101	1 094	1 195	5
Short-term investments	1 646	–	1 646	6	738	173	911	4
Private equity and other	107	2 915	3 022	11	130	2 546	2 676	10
Total	21 844	5 284	27 128	100	20 833	4 855	25 688	100

Schedule of expected benefit payments

	US Pension			US Opeb		Other countries	Total
				Formerly union	Non-union
EURm	Management	Occupational	Supplemental plans	represented	represented
2022	1 131	243	25	111	55	287	1 852
2023	990	226	24	96	56	263	1 655
2024	944	212	24	76	56	279	1 591
2025	899	199	23	68	57	284	1 530
2026	855	187	23	58	57	290	1 470
2027-2031	3 627	755	102	318	292	1 491	6 585